Asset Purchase Agreements	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013
Asset Purchase Agreements [Abstract]
Asset Purchase Agreements
15.	Asset Purchase Agreements

On August 8, 2013, the Company entered into an Asset Purchase Agreement (the "Asset Purchase Agreement"), by and among Hook & Ladder Draught House, LLC, a Texas limited liability company ("HL"), KOW Leasing Co., LLC, a Texas limited liability company ("KOW"), Mr. Devaraj, as sole member of HL and KOW, respectively ("Mr. Devaraj" together with HL and KOW, the "Sellers"), the Company and GCT Texas Master, LLC, a Nevada limited liability company and a licensee of the Company ("GCT-TX", together with the Company, the "Buyer").  HL is a mobile food service business that provides food and alcohol out of renovated fire engines.  Pursuant to the Asset Purchase Agreement, the Company agreed to purchase substantially all of the Seller's rights, title and interests in and to certain assets, properties and rights of every kind, nature and description, tangible and intangible, real, personal or mixed, accrued and contingent, which are owned or leased by Sellers and used in the Seller's business, including but not limited to all equipment, customer contracts, property leases, intellectual property, vehicles, books and records, licenses and corporate and trade names.

As consideration for the Seller to enter into the Asset Purchase Agreement, the Company agreed to: (i) issue to Sellers 500,000 shares of the Company's Common Stock, and (ii) issue a warrant to Sellers to purchase up to 250,000 shares of Common Stock (the "HL Warrant").  The 500,000 shares of Common Stock issued to the Sellers under the Asset Purchase Agreement are subject to customary piggy-back registration rights and were valued at $1.00 per share. The HL Warrant is exercisable at a price of $1.00 per share, contains customary piggyback registration rights and shall be exercisable for a period of three (3) years. In total the value of the common shares issued were $500,000 and the value of the warrants issued were $128,993 for total consideration of $628,993.

The assets purchased were fixed assets of equipment and vehicles totaling $543,439, which initially were recorded at the carrying value, which at the time the Company estimated to approximate their fair market value and intellectual property valued at $138,944. The fair value allocation of intellectual property is based on management estimates. At December 31, 2013, the Company determined a full impairment of the identifiable intellectual property, including but not limited to all customer contracts, property leases, intellectual property, vehicles, books and records, licenses and corporate and trade names, was necessary. In addition the Company assumed a liability totaling $53,390 for a finance arrangement relating to the purchase of a vehicle which it sold in January 2014 (see Note 6).

The Company also agreed to appoint Mr. Devaraj to the Company's Board, and, for so long as Mr. Devaraj holds any shares of Common Stock, the Board shall take all reasonable actions such that Mr. Devaraj shall be nominated to serve as a member of the Board. Additionally, the Company entered into an employment agreement with Mr. Devaraj, whereby Mr. Devaraj will be employed by the Company as the Director of Business Development for a period of three (3) years.

On August 8, 2013, HL and KOW (assignors) and the Company (assignee) entered into assignment agreement to ensure that all the intellectual property subject of the Asset Purchase Agreement is properly transferred to assignee.

On August 8, 2013, H&L (assignor) and the Company (assignee) entered into assignment and assumption of sublease agreement to assign and transfer to assignee all of right, title and interest in tenant under sublease. Assignor is the holder of tenant's interest in that certain sublease dated as of March 1, 2013 between KOW as landlord and assignor as a tenant.

On August 8, 2013, KOW (assignor) and the Company (assignee) entered into assignment and assumption of lease agreement to assign and transfer to assignee all of right, title and interest as tenant in lease and desires to succeed to the interest of assignor under the lease and to assume the obligation of assignor. Assignor is the holder of tenant's interest in that certain lease dated as of May 17, 2012 between Southern Methodist University as landlord and assignor as a tenant.

On November 13, 2013, the Company and AFT closed (the "AFT Closing") the transactions contemplated by the Asset Sale Agreement. At the AFT Closing, the Company transferred to AFT certain intellectual property that was developed and owned by KOW, which was part of the assets purchased by the Company from KOW pursuant to that certain Asset Purchase Agreement, dated August 8, 2013, between the Company, KOW, HL and Mr. Devaraj. The Company sold to AFT one domain name, hookandladder.biz, which had nominal value and did not include any of the other intellectual property acquired on August 8, 2013 by the Company. The domain name was carried on the Company's balance sheet at $-0-. In consideration, AFT paid the Company an aggregate cash payment of $450,000 and issued to the Company membership interests equal to a twenty percent (20%) interest of the issued and outstanding membership interests in AFT. In addition, at the AFT Closing, the Company and AFT agreed to entered into a truck rental lease agreement pursuant to which AFT shall lease to the Company, franchise or licensed operators of the Seller, One Hundred (100) new Food trucks, at prevailing market rates and on such other terms and conditions as substantially set forth in the Truck Rental Lease Agreement (the " Truck Rental Agreement "), in accordance with the lease commencement schedule as follows: (i) Twenty (20) trucks on or before March 31, 2014; and (ii) a minimum of Ten (10) trucks per month after March 31, 2014. The Company recorded the full $450,000 as a deferred sale. AFT has yet to deliver any of the twenty trucks agreed to be leased by the Company from AFT before March 31, 2014.  Accordingly, the Company has not recognized the $450,000 and is still evaluating the accounting treatment as it fulfills its remaining obligation to lease these trucks.

17.   Asset Purchase Agreements

On August 8, 2013, the Company entered into an Asset Purchase Agreement (the "Asset Purchase Agreement"), by and among Hook & Ladder Draught House, LLC, a Texas limited liability company ("HL"), KOW Leasing Co., LLC, a Texas limited liability company ("KOW"), Mr. Devaraj, as sole member of HL and KOW, respectively ("Mr. Devaraj" together with HL and KOW, the "Sellers"), the Company and GCT Texas Master, LLC, a Nevada limited liability company and a licensee of the Company ("GCT-TX", together with the Company, the "Buyer").  HL is a mobile food service business that provides food and alcohol out of renovated fire engines.  Pursuant to the Asset Purchase Agreement, the Company agreed to purchase substantially all of the Seller's rights, title and interests in and to certain assets, properties and rights of every kind, nature and description, tangible and intangible, real, personal or mixed, accrued and contingent, which are owned or leased by Sellers and used in the Seller's business, including but not limited to all equipment, customer contracts, property leases, intellectual property, vehicles, books and records, licenses and corporate and trade names.

As consideration for the Seller to enter into the Asset Purchase Agreement, the Company agreed to: (i) issue to Sellers 500,000 shares of the Company's common stock, par value $0.001 per share (the "Common Stock"), and (ii) issue a warrant to Sellers to purchase up to 250,000 shares of Common Stock (the "HL Warrant").  The 500,000 shares of Common Stock issued to the Sellers under the Asset Purchase Agreement are subject to customary piggy-back registration rights and were valued at $1.00 per share. The HL Warrant is exercisable at a price of $1.00 per share (see Note 9), contains customary piggyback registration rights and shall be exercisable for a period of three (3) years. In total the value of the common shares issued were $500,000 and the value of the warrants issued were $128,993 for total consideration of $628,993.

The assets purchased were fixed assets of equipment and vehicles totaling $543,439, which initially were recorded at the carrying value, which at the time the Company estimated to approximate their fair market value and intellectual property valued at $138,944. The fair value allocation of intellectual property is based on management estimates. At December 31, 2013, the Company determined a full impairment of the identifiable intellectual property, including but not limited to all customer contracts, property leases, intellectual property, vehicles, books and records, licenses and corporate and trade names, was necessary. In addition the Company assumed a liability totaling $53,390 for a finance arrangement relating to the purchase of a vehicle which it sold in January 2014 (see Note 6).

The Company also agreed to appoint Mr. Devaraj to the Company's Board, and, for so long as Mr. Devaraj holds any shares of Common Stock, the Board shall take all reasonable actions such that Mr. Devaraj shall be nominated to serve as a member of the Board. Additionally, the Company entered into an employment agreement with Mr. Devaraj, whereby Mr. Devaraj will be employed by the Company as the Director of Business Development for a period of three (3) years.

On August 8, 2013, Hook & Ladder Draught House, LLC and KOW Leasing Co., LLC, (assignors) and the Company (assignee) entered into assignment agreement to ensure that all the intellectual property subject of the Asset Purchase Agreement is properly transferred to assignee.

On August 8, 2013, Hook & Ladder Draught House, LLC (assignor) and the Company (assignee) entered into assignment and assumption of sublease agreement to assign and transfer to assignee all of right, title and interest in tenant under sublease. Assignor is the holder of tenant's interest in that certain sublease dated as of March 1, 2013 between KOW Leasing Co., LLC as landlord and assignor as a tenant.

On August 8, 2013, KOW Leasing Co., LLC (assignor) and the Company (assignee) entered into assignment and assumption of lease agreement to assign and transfer to assignee all of right, title and interest as tenant in lease and desires to succeed to the interest of assignor under the lease and to assume the obligation of assignor. Assignor is the holder of tenant's interest in that certain lease dated as of May 17, 2012 between Southern Methodist University as landlord and assignor as a tenant.

On November 13, 2013, the Company and AFT closed (the "AFT Closing") the transactions contemplated by the Asset Sale Agreement. At the AFT Closing, the Company transferred to AFT certain intellectual property that was developed and owned by KOW, which was part of the assets purchased by the Company from KOW pursuant to that certain Asset Purchase Agreement, dated August 8, 2013, between the Company, KOW, HL and Mr. Devaraj. The Company sold to AFT one domain name,  hookandladder.biz, which had nominal value and did not include any of the other intellectual property acquired on August 8, 2013 by the Company. The domain name was carried on the Company's balance sheet at $-0-. In consideration, AFT paid the Company a final cash payment of $250,000, for total consideration of $450,000 and issued to the Company membership interests equal to a twenty percent (20%) interest of the issued and outstanding membership interests in AFT. In addition, at Closing, the Company and AFT agreed to entered into a truck rental lease agreement pursuant to which AFT shall lease to the Company, franchise or licensed operators of the Seller, One Hundred (100) new Food trucks, at prevailing market rates and on such other terms and conditions as substantially set forth in the Truck Rental Lease Agreement (the "Truck Rental Agreement"), in accordance with the lease commencement schedule as follows: (i) Twenty (20) trucks on or before March 31, 2014; and (ii) a minimum of Ten (10) trucks per month after March 31, 2014. The Company recorded the full $450,000 as a deferred sale. AFT has yet to deliver any of the twenty trucks agreed to be leased by the Company from AFT before March 31, 2014.  Accordingly, the Company has not recognized the $450,000 and is still evaluating the accounting treatment as it fulfills its remaining obligation to lease these trucks.